Commitments and Contingent Liabilities - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended		1 Months Ended			12 Months Ended
	May 31, 2010 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Israel Income Tax Authority [Member] USD ($)	Oct. 05, 2011 Israel Income Tax Authority [Member] ILS	Mar. 31, 2013 Blackstone Group L.P. [Member] USD ($)	Feb. 28, 2013 Blackstone Group L.P. [Member] USD ($)	May 31, 2010 Up-front [Member] Distribution Rights [Member] USD ($)	May 31, 2010 Additional payment [Member] USD ($)	Mar. 31, 2013 Collective bargaining arrangements [Member] USD ($)	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Rent expenses		$ 921,000	$ 3,479,000	$ 3,755,000	$ 3,285,000
Percentage of royalty payments to the government of Israel													3.00%	3.50%
Aggregate contingent liability to the Office of the Chief Scientist		10,735,000	10,972,000
Royalty payments to the Office of the Chief Scientist		0	0	736,000	990,000
Assessed amount of income tax						34,000,000
Assessed interest on income tax						19,000,000
Payment of tax after assessment							7,500,000
Litigation and related costs to AWP-related matters			30,000,000
Fees and expenses relating to breach of contract								6,300,000
Adjustment of claim relating to breach of contract								3,700,000
Settlement amount paid by Blackstone to forego appealing			30,000,000						4,400,000
One-time payment under collective bargaining agreement (payable in NIS)												1,500,000
Payment to related parties	$ 5,000,000									$ 2,500,000	$ 2,500,000
Period of Amortization of upfront payment	6 years
Percent of the weighted-average of the average manufacturer prices			175.00%